SECURITIZATIONS AND VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
SECURITIZATIONS AND VARIABLE INTEREST ENTITIES
SECURITIZATIONS AND VARIABLE INTEREST ENTITIES

22. SECURITIZATIONS AND VARIABLE INTEREST ENTITIES

Uses of SPEs
A special purpose entity (SPE) is an entity designed to fulfill a specific limited need of the company that organized it. The principal uses of SPEs are to obtain liquidity and favorable capital treatment by securitizing certain of Citigroup’s financial assets, to assist clients in securitizing their financial assets and to create investment products for clients. SPEs may be organized in various legal forms including trusts, partnerships or corporations. In a securitization, the company transferring assets to an SPE converts all (or a portion) of those assets into cash before they would have been realized in the normal course of business through the SPE’s issuance of debt and equity instruments, certificates, commercial paper and other notes of indebtedness, which are recorded on the balance sheet of the SPE, which may or may not be consolidated onto the balance sheet of the company that organized the SPE.
     Investors usually only have recourse to the assets in the SPE and often benefit from other credit enhancements, such as a collateral account or over-collateralization in the form of excess assets in the SPE, a line of credit, or from a liquidity facility, such as a liquidity put option or asset purchase agreement. Because of these enhancements, the SPE issuances can typically obtain a more favorable credit rating from rating agencies than the transferor could obtain for its own debt issuances, resulting in less expensive financing costs than unsecured debt. The SPE may also enter into derivative contracts in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors or to limit or change the credit risk of the SPE. Citigroup may be the provider of certain credit enhancements as well as the counterparty to any related derivative contracts.
     Most of Citigroup’s SPEs are variable interest entities (VIEs), as described below.

Variable Interest Entities
VIEs are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, and right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests or other counterparties that provide other forms of support, such as guarantees, subordinated fee arrangements, or certain types of derivative contracts, are variable interest holders in the entity.
     The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Citigroup would be deemed to have a controlling financial interest and be the primary beneficiary if it has both of the following characteristics:

  power to direct activities of a VIE that most significantly impact the entity’s economic performance; and
  obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

     The Company must evaluate its involvement in each VIE and understand the purpose and design of the entity, the role the Company had in the entity’s design and its involvement in the VIE’s ongoing activities. The Company then must evaluate which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities.
     For those VIEs where the Company determines that it has the power to direct the activities that most significantly impact the VIE’s economic performance, the Company then must evaluate its economic interests, if any, and determine whether it could absorb losses or receive benefits that could potentially be significant to the VIE. When evaluating whether the Company has an obligation to absorb losses that could potentially be significant, it considers the maximum exposure to such loss without consideration of probability. Such obligations could be in various forms, including, but not limited to, debt and equity investments, guarantees, liquidity agreements, and certain derivative contracts.
     In various other transactions, the Company may: (i) act as a derivative counterparty (for example, interest rate swap, cross-currency swap, or purchaser of credit protection under a credit default swap or total return swap where the Company pays the total return on certain assets to the SPE); (ii) act as underwriter or placement agent; (iii) provide administrative, trustee or other services; or (iv) make a market in debt securities or other instruments issued by VIEs. The Company generally considers such involvement, by itself, not to be variable interests and thus not an indicator of power or potentially significant benefits or losses.

     Citigroup’s involvement with consolidated and unconsolidated VIEs with which the Company holds significant variable interests or has continuing involvement through servicing a majority of the assets in a VIE as of December 31, 2012 and 2011 is presented below:

In millions of dollars					As of December 31, 2012
					Maximum exposure to loss in significant
					unconsolidated VIEs							(1)
					Funded exposures		(2)	Unfunded exposures		(3)
	Total
	involvement		Significant						Guarantees
	with SPE	Consolidated	unconsolidated		Debt	Equity		Funding	and
Citicorp	assets	VIE / SPE assets	VIE assets	(4)	investments	investments		commitments	derivatives		Total
Credit card securitizations	$79,109	$79,109	$—		$—	$—		$—	$—		$—
Mortgage securitizations (5)
U.S. agency-sponsored	232,741	—	232,741		3,042	—		—	45		3,087
Non-agency-sponsored	9,308	1,686	7,622		382	—		—	—		382
Citi-administered asset-backed
commercial paper conduits (ABCP)	30,002	22,387	7,615		—	—		7,615	—		7,615
Third-party commercial
paper conduits	—	—	—		—	—		—	—		—
Collateralized debt obligations (CDOs)	5,539	—	5,539		24	—		—	—		24
Collateralized loan obligations (CLOs)	15,120	—	15,120		642	19		—	—		661
Asset-based financing	41,399	1,125	40,274		14,798	84		2,081	159		17,122
Municipal securities tender option bond
trusts (TOBs)	15,163	7,573	7,590		352	—		4,628	—		4,980
Municipal investments	19,693	255	19,438		2,003	3,049		1,669	—		6,721
Client intermediation	2,486	151	2,335		319	—		—	—		319
Investment funds	4,286	2,196	2,090		—	14		—	—		14
Trust preferred securities	12,221	—	12,221		—	126		—	—		126
Other	2,023	115	1,908		113	382		22	76		593
Total	$469,090	$114,597	$354,493		$21,675	$3,674		$16,015	$280		$41,644
Citi Holdings
Credit card securitizations	$838	$397	$441		$—	$—		$—	$—		$—
Mortgage securitizations
U.S. agency-sponsored	106,888	—	106,888		700	—		—	163		863
Non-agency-sponsored	16,693	1,628	15,065		43	—		—	2		45
Student loan securitizations	1,681	1,681	—		—	—		—	—		—
Collateralized debt obligations (CDOs)	4,752	—	4,752		139	—		—	124		263
Collateralized loan obligations (CLOs)	4,676	—	4,676		435	—		13	108		556
Asset-based financing	4,166	3	4,163		984	6		243	—		1,233
Municipal investments	7,766	—	7,766		90	235		992	—		1,317
Client intermediation	13	13	—		—	—		—	—		—
Investment funds	1,083	—	1,083		—	47		—	—		47
Other	6,005	5,851	154		—	3		—	—		3
Total	$154,561	$9,573	$144,988		$2,391	$291		$1,248	$397		$4,327
Total Citigroup	$623,651	$124,170	$499,481		$24,066	$3,965		$17,263	$677		$45,971

(1)	The definition of maximum exposure to loss is included in the text that follows this table.
(2)	Included in Citigroup’s December 31, 2012 Consolidated Balance Sheet.
(3)	Not included in Citigroup’s December 31, 2012 Consolidated Balance Sheet.
(4)	A significant unconsolidated VIE is an entity where the Company has any variable interest considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.
(5)	Citicorp mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-Securitizations” below for further discussion.
In millions of dollars				As of December 31, 2011
				Maximum exposure to loss in significant
				unconsolidated VIEs							(1)
				Funded exposures		(2)	Unfunded exposures		(3)
Total
involvement	Consolidated	Significant						Guarantees
with SPE	VIE / SPE	unconsolidated		Debt	Equity		Funding	and
assets	assets	VIE assets	(4)	investments	investments		commitments	derivatives		Total
$87,083	$87,083	$—		$—	$—		$—	$—		$—

232,179	—	232,179		3,769	—		—	26		3,795
9,743	1,622	8,121		348	—		—	—		348

34,987	21,971	13,016		—	—		13,016	—		13,016

7,507	—	7,507		—	—		298	—		298
3,334	—	3,334		20	—		—	—		20
8,127	—	8,127		64	—		—	—		64
19,034	1,303	17,731		7,892	2		2,891	121		10,906

16,849	8,224	8,625		708	—		5,413	—		6,121
20,331	299	20,032		2,345	3,535		1,586	—		7,466
2,110	24	2,086		468	—		—	—		468
4,621	2,027	2,594		—	70		—	—		70
17,882	—	17,882		—	128		—	—		128
6,210	97	6,113		354	172		279	79		884
$469,997	$122,650	$347,347		$15,968	$3,907		$23,483	$226		$43,584

$780	$581	$199		$—	$—		$—	$—		$—

152,265	—	152,265		1,159	—		—	120		1,279
20,821	1,764	19,057		61	—		—	2		63
1,822	1,822	—		—	—		—	—		—
6,581	—	6,581		117	—		—	120		237
7,479	—	7,479		1,125	—		6	90		1,221
10,490	73	10,417		5,004	3		250	—		5,257
7,820	—	7,820		206	265		1,049	—		1,520
111	111	—		—	—		—	—		—
1,114	14	1,100		—	43		—	—		43
6,762	6,581	181		3	36		15	—		54
$216,045	$10,946	$205,099		$7,675	$347		$1,320	$332		$9,674
$686,042	$133,596	$552,446		$23,643	$4,254		$24,803	$558		$53,258

(1)	The definition of maximum exposure to loss is included in the text that follows this table.
(2)	Included in Citigroup’s December 31, 2011 Consolidated Balance Sheet.
(3)	Not included in Citigroup’s December 31, 2011 Consolidated Balance Sheet.
(4)	A significant unconsolidated VIE is an entity where the Company has any variable interest considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.
(5)	Citicorp mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-Securitizations” below for further discussion.
Reclassified to conform to the current year’s presentation.

The previous tables do not include:

  certain venture capital investments made by some of the Company’s private equity subsidiaries, as the Company accounts for these investments in accordance with the Investment Company Audit Guide;
  certain limited partnerships that are investment funds that qualify for the deferral from the requirements of ASC 810 where the Company is the general partner and the limited partners have the right to replace the general partner or liquidate the funds;
  certain investment funds for which the Company provides investment management services and personal estate trusts for which the Company provides administrative, trustee and/or investment management services;
  VIEs structured by third parties where the Company holds securities in inventory, as these investments are made on arm’s-length terms;
  certain positions in mortgage-backed and asset-backed securities held by the Company, which are classified as Trading account assets or Investments, where the Company has no other involvement with the related securitization entity deemed to be significant (for more information on these positions, see Notes 14 and 15 to the Consolidated Financial Statements);
  certain representations and warranties exposures in legacy Securities and Banking—sponsored mortgage-backed and asset-backed securitizations, where the Company has no variable interest or continuing involvement as servicer. The outstanding balance of mortgage loans securitized during 2005 to 2008 where the Company has no variable interest or continuing involvement as servicer was approximately $19 billion at December 31, 2012; and
  certain representations and warranties exposures in Citigroup residential mortgage securitizations, where the original mortgage loan balances are no longer outstanding.

     The asset balances for consolidated VIEs represent the carrying amounts of the assets consolidated by the Company. The carrying amount may represent the amortized cost or the current fair value of the assets depending on the legal form of the asset (e.g., security or loan) and the Company’s standard accounting policies for the asset type and line of business.
     The asset balances for unconsolidated VIEs where the Company has significant involvement represent the most current information available to the Company. In most cases, the asset balances represent an amortized cost basis without regard to impairments in fair value, unless fair value information is readily available to the Company. For VIEs that obtain asset exposures synthetically through derivative instruments (for example, synthetic CDOs), the tables generally include the full original notional amount of the derivative as an asset balance.
     The maximum funded exposure represents the balance sheet carrying amount of the Company’s investment in the VIE. It reflects the initial amount of cash invested in the VIE adjusted for any accrued interest and cash principal payments received. The carrying amount may also be adjusted for increases or declines in fair value or any impairment in value recognized in earnings. The maximum exposure of unfunded positions represents the remaining undrawn committed amount, including liquidity and credit facilities provided by the Company, or the notional amount of a derivative instrument considered to be a variable interest. In certain transactions, the Company has entered into derivative instruments or other arrangements that are not considered variable interests in the VIE (e.g., interest rate swaps, cross-currency swaps, or where the Company is the purchaser of credit protection under a credit default swap or total return swap where the Company pays the total return on certain assets to the SPE). Receivables under such arrangements are not included in the maximum exposure amounts.

Funding Commitments for Significant Unconsolidated VIEs—Liquidity Facilities and Loan Commitments
The following table presents the notional amount of liquidity facilities and loan commitments that are classified as funding commitments in the VIE tables above as of December 31, 2012:

In millions of dollars	Liquidity facilities	Loan commitments
Citicorp
Citi-administered asset-backed commercial paper conduits (ABCP)	$7,615	$—
Asset-based financing	6	2,075
Municipal securities tender option bond trusts (TOBs)	4,628	—
Municipal investments	—	1,669
Other	—	22
Total Citicorp	$12,249	$3,766
Citi Holdings
Asset-based financing	$—	$243
Collateralized loan obligations (CLOs)	13	—
Municipal investments	—	992
Total Citi Holdings	$13	$1,235
Total Citigroup funding commitments	$12,262	$5,001

Citicorp and Citi Holdings Consolidated VIEs
The Company engages in on-balance-sheet securitizations which are securitizations that do not qualify for sales treatment; thus, the assets remain on the Company’s balance sheet. The consolidated VIEs included in the tables below represent hundreds of separate entities with which the Company is involved. In general, the third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to the Company, except where the Company has provided a guarantee to the investors or is the counterparty to certain derivative transactions involving the VIE. In addition, the assets are generally restricted only to pay such liabilities.

     Thus, the Company’s maximum legal exposure to loss related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets due to outstanding third-party financing. Intercompany assets and liabilities are excluded from the table. All assets are restricted from being sold or pledged as collateral. The cash flows from these assets are the only source used to pay down the associated liabilities, which are non-recourse to the Company’s general assets.
     The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE and SPE obligations as of December 31, 2012 and December 31, 2011:

In billions of dollars	December 31, 2012			December 31, 2011
	Citicorp	Citi Holdings	Citigroup	Citicorp	Citi Holdings	Citigroup
Cash	$0.3	$0.2	$0.5	$0.2	$0.4	$0.6
Trading account assets	0.5	—	0.5	0.4	0.1	0.5
Investments	10.7	—	10.7	12.5	—	12.5
Total loans, net	102.6	9.1	111.7	109.0	10.1	119.1
Other	0.5	0.2	0.7	0.5	0.3	0.8
Total assets	$114.6	$9.5	$124.1	$122.6	$10.9	$133.5
Short-term borrowings	$17.9	$—	$17.9	$22.5	$0.8	$23.3
Long-term debt	23.8	2.6	26.4	44.8	5.6	50.4
Other liabilities	1.1	0.1	1.2	0.9	0.2	1.1
Total liabilities	$42.8	$2.7	$45.5	$68.2	$6.6	$74.8

Citicorp and Citi Holdings Significant Variable Interests in Unconsolidated VIEs—Balance Sheet Classification
The following table presents the carrying amounts and classification of significant variable interests in unconsolidated VIEs as of December 31, 2012 and December 31, 2011:

In billions of dollars	December 31, 2012			December 31, 2011
	Citicorp	Citi Holdings	Citigroup	Citicorp	Citi Holdings	Citigroup
Trading account assets	$4.0	$0.5	$4.5	$5.5	$1.0	$6.5
Investments	5.4	0.7	6.1	3.8	4.4	8.2
Total loans, net	14.6	0.9	15.5	9.0	1.6	10.6
Other	1.4	0.5	1.9	1.6	1.0	2.6
Total assets	$25.4	$2.6	$28.0	$19.9	$8.0	$27.9

Long-term debt	$—	$—	$—	$—	$—	$—
Total liabilities	—	—	—	—	—	—

Credit Card Securitizations
The Company securitizes credit card receivables through trusts that are established to purchase the receivables. Citigroup transfers receivables into the trusts on a non-recourse basis. Credit card securitizations are revolving securitizations; that is, as customers pay their credit card balances, the cash proceeds are used to purchase new receivables and replenish the receivables in the trust.
     Substantially all of the Company’s credit card securitization activity is through two trusts—Citibank Credit Card Master Trust (Master Trust) and the Citibank Omni Master Trust (Omni Trust). Since the adoption of SFAS 167 (ASC 810) on January 1, 2010, these trusts are treated as consolidated entities because, as servicer, Citigroup has the power to direct the activities that most significantly impact the economic performance of the trusts and also holds a seller’s interest and certain securities issued by the trusts, and provides liquidity facilities to the trusts, which could result in potentially significant losses or benefits from the trusts. Accordingly, the transferred credit card receivables remain on the Consolidated Balance Sheet with no gain or loss recognized. The debt issued by the trusts to third parties is included in the Consolidated Balance Sheet.
     The Company relies on securitizations to fund a significant portion of its credit card businesses in North America. The following table reflects amounts related to the Company’s securitized credit card receivables as of December 31, 2012 and December 31, 2011:

	Citicorp		Citi Holdings
In billions of dollars	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Principal amount of credit card receivables in trusts	$80.7	$89.8	$0.4	$0.6
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$22.9	$42.7	$0.1	$0.3
Retained by Citigroup as trust-issued securities	13.2	14.7	0.1	0.1
Retained by Citigroup via non-certificated interests	44.6	32.4	0.2	0.2
Total ownership interests in principal amount of trust credit card receivables	$80.7	$89.8	$0.4	$0.6

Credit Card Securitizations—Citicorp
The following table summarizes selected cash flow information related to Citicorp’s credit card securitizations for the years ended December 31, 2012, 2011 and 2010:

In billions of dollars	2012	2011	2010
Proceeds from new securitizations	$2.4	$3.9	$5.5
Pay down of maturing notes	(21.7)	(20.5)	(40.3)

Credit Card Securitizations—Citi Holdings
The proceeds from Citi Holdings’ credit card securitizations were $0.4 billion for the year ended December 31, 2012.

Managed Loans
After securitization of credit card receivables, the Company continues to maintain credit card customer account relationships and provides servicing for receivables transferred to the trusts. As a result, the Company considers the securitized credit card receivables to be part of the business it manages. As Citigroup consolidates the credit card trusts, all managed securitized card receivables are on-balance sheet.

Funding, Liquidity Facilities and Subordinated Interests
As noted above, Citigroup securitizes credit card receivables through two securitization trusts—Master Trust, which is part of Citicorp, and Omni Trust, which is also substantially part of Citicorp. The liabilities of the trusts are included in the Consolidated Balance Sheet, excluding those retained by Citigroup.
     Master Trust issues fixed- and floating-rate term notes. Some of the term notes are issued to multi-seller commercial paper conduits. The weighted average maturity of the term notes issued by the Master Trust was 3.8 years as of December 31, 2012 and 3.1 years as of December 31, 2011.

Master Trust Liabilities (at par value)

In billions of dollars	December 31, 2012	December 31, 2011
Term notes issued to multi-seller commercial paper conduits	$—	$—
Term notes issued to third parties	18.6	30.4
Term notes retained by Citigroup affiliates	4.8	7.7
Total Master Trust liabilities	$23.4	$38.1

     The Omni Trust issues fixed- and floating-rate term notes, some of which are purchased by multi-seller commercial paper conduits. The weighted average maturity of the third-party term notes issued by the Omni Trust was 1.7 years as of December 31, 2012 and 1.5 years as of December 31, 2011.

Omni Trust Liabilities (at par value)

In billions of dollars	December 31, 2012	December 31, 2011
Term notes issued to multi-seller commercial paper conduits	$—	$3.4
Term notes issued to third parties	4.4	9.2
Term notes retained by Citigroup affiliates	7.1	7.1
Total Omni Trust liabilities	$11.5	$19.7

Mortgage Securitizations
The Company provides a wide range of mortgage loan products to a diverse customer base. Once originated, the Company often securitizes these loans through the use of SPEs. These SPEs are funded through the issuance of trust certificates backed solely by the transferred assets. These certificates have the same average life as the transferred assets. In addition to providing a source of liquidity and less expensive funding, securitizing these assets also reduces the Company’s credit exposure to the borrowers. These mortgage loan securitizations are primarily non-recourse, thereby effectively transferring the risk of future credit losses to the purchasers of the securities issued by the trust. However, the Company’s Consumer business generally retains the servicing rights and in certain instances retains investment securities, interest-only strips and residual interests in future cash flows from the trusts and also provides servicing for a limited number of Securities and Banking securitizations. Securities and Banking and Special Asset Pool do not retain servicing for their mortgage securitizations.
     The Company securitizes mortgage loans generally through either a government-sponsored agency, such as Ginnie Mae, Fannie Mae or Freddie Mac (U.S. agency-sponsored mortgages), or private-label (non-agency-sponsored mortgages) securitization. The Company is not the primary beneficiary of its U.S. agency-sponsored mortgage securitizations because Citigroup does not have the power to direct the activities of the SPE that most significantly impact the entity’s economic performance. Therefore, Citi does not consolidate these U.S. agency-sponsored mortgage securitizations.
     The Company does not consolidate certain non-agency-sponsored mortgage securitizations because Citi is either not the servicer with the power to direct the significant activities of the entity or Citi is the servicer but the servicing relationship is deemed to be a fiduciary relationship and, therefore, Citi is not deemed to be the primary beneficiary of the entity.
     In certain instances, the Company has (i) the power to direct the activities and (ii) the obligation to either absorb losses or right to receive benefits that could be potentially significant to its non-agency-sponsored mortgage securitizations and, therefore, is the primary beneficiary and consolidates the SPE.

Mortgage Securitizations—Citicorp
The following tables summarize selected cash flow information related to Citicorp mortgage securitizations for the years ended December 31, 2012, 2011 and 2010:

	2012		2011	2010
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages
Proceeds from new securitizations	$54.2	$2.3	$57.3	$65.1
Contractual servicing fees received	0.5	—	0.5	0.5
Cash flows received on retained interests and other net cash flows	0.1	—	0.1	0.1

     Gains (losses) recognized on the securitization of U.S. agency-sponsored mortgages during 2012 were $10 million. For the year ended December 31, 2012, gains (losses) recognized on the securitization of non-agency-sponsored mortgages were $20 million.

     Agency and non-agency mortgage securitization gains (losses) for the years ended December 31, 2011 and 2010 were $(9) million and $(5) million, respectively.

     Key assumptions used in measuring the fair value of retained interests at the date of sale or securitization of mortgage receivables for the years ended December 31, 2012 and 2011 were as follows:

	December 31, 2012
		Non-agency-sponsored mortgages	(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.2% to 14.4%	1.2% to 24.0%	1.1% to 29.2%
Weighted average discount rate	11.4%	8.1%	13.8%
Constant prepayment rate	6.7% to 36.4%	1.9% to 22.8%	1.6% to 29.4%
Weighted average constant prepayment rate	10.2%	9.3%	10.1%
Anticipated net credit losses (2)	NM	37.5% to 80.2%	33.4% to 90.0%
Weighted average anticipated net credit losses	NM	60.3%	54.1%

	December 31, 2011
		Non-agency-sponsored mortgages	(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.6% to 28.3%	2.4% to 10.0%	8.4% to 17.6%
Weighted average discount rate	12.0%	4.5%	11.0%
Constant prepayment rate	2.2% to 30.6%	1.0% to 2.2%	5.2% to 22.1%
Weighted average constant prepayment rate	7.9%	1.9%	17.3%
Anticipated net credit losses (2)	NM	35.0% to 72.0%	11.4% to 58.6%
Weighted average anticipated net credit losses	NM	45.3%	25.0%

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)	Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.
NM	Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

     The range in the key assumptions is due to the different characteristics of the interests retained by the Company. The interests retained range from highly rated and/or senior in the capital structure to unrated and/or residual interests.
     The effect of adverse changes of 10% and 20% in each of the key assumptions used to determine the fair value of retained interests and the sensitivity of the fair value to such adverse changes, each as of December 31, 2012 and 2011, is set forth in the tables below. The negative effect of each change is calculated independently, holding all other assumptions constant. Because the key assumptions may not in fact be independent, the net effect of simultaneous adverse changes in the key assumptions may be less than the sum of the individual effects shown below.

	December 31, 2012
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	0.6% to 17.2%	1.2% to 24.0%	1.1% to 29.2%
Weighted average discount rate	6.1%	9.0%	13.8%
Constant prepayment rate	9.0% to 57.8%	1.9% to 22.8%	0.5% to 29.4%
Weighted average constant prepayment rate	27.7%	12.3%	10.0%
Anticipated net credit losses (2)	NM	0.1% to 80.2%	33.4% to 90.0%
Weighted average anticipated net credit losses	NM	47.0%	54.1%

	December 31, 2011
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	1.3% to 16.4%	2.2% to 24.4%	1.3% to 28.1%
Weighted average discount rate	8.1%	9.6%	13.5%
Constant prepayment rate	18.9% to 30.6%	1.7% to 51.8%	0.6% to 29.1%
Weighted average constant prepayment rate	28.7%	26.2%	10.5%
Anticipated net credit losses (2)	NM	0.0% to 77.9%	29.3% to 90.0%
Weighted average anticipated net credit losses	NM	37.6%	57.2%

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)	Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.
NM	Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

	U.S. agency-sponsored	Non-agency-sponsored mortgages	(1)
In millions of dollars at December 31, 2012	mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$1,987	$88	$466
Discount rates
Adverse change of 10%	$(46)	$(2)	$(31)
Adverse change of 20%	(90)	(4)	(59)
Constant prepayment rate
Adverse change of 10%	(110)	(1)	(11)
Adverse change of 20%	(211)	(3)	(22)
Anticipated net credit losses
Adverse change of 10%	(11)	(1)	(13)
Adverse change of 20%	(21)	(3)	(24)

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

Mortgage Securitizations—Citi Holdings
The following tables summarize selected cash flow information related to Citi Holdings mortgage securitizations for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
In billions of dollars	U.S. agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages
Proceeds from new securitizations	$0.4	$1.1	$0.6
Contractual servicing fees received	0.4	0.6	0.8
Cash flows received on retained interests and other net cash flows	—	0.1	0.1

     Gains recognized on the securitization of U.S. agency-sponsored mortgages were $45 million and $78 million for the years ended December 31, 2012 and 2011, respectively. The Company did not securitize non-agency-sponsored mortgages during the years ended December 31, 2012 and 2011.
     Similar to Citicorp mortgage securitizations discussed above, the range in the key assumptions is due to the different characteristics of the interests retained by the Company. The interests retained range from highly rated and/or senior in the capital structure to unrated and/or residual interests.

     The effect of adverse changes of 10% and 20% in each of the key assumptions used to determine the fair value of retained interests, and the sensitivity of the fair value to such adverse changes, each as of December 31, 2012 and 2011, is set forth in the tables below. The negative effect of each change is calculated independently, holding all other assumptions constant. Because the key assumptions may not in fact be independent, the net effect of simultaneous adverse changes in the key assumptions may be less than the sum of the individual effects shown below.

	December 31, 2012
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	9.7%	4.1% to 10.0%	3.4% to 12.4%
Weighted average discount rate	9.7%	4.2%	8.0%
Constant prepayment rate	28.6%	21.7%	12.7% to 18.7%
Weighted average constant prepayment rate	28.6%	21.7%	15.7%
Anticipated net credit losses	NM	0.5%	50.0% to 50.1%
Weighted average anticipated net credit losses	NM	0.5%	50.1%
Weighted average life	4.1 years	4.4 years	6.0 to 7.4 years

	December 31, 2011
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	6.9%	2.9% to 18.0%	6.7% to 18.2%
Weighted average discount rate	6.9%	9.8%	9.2%
Constant prepayment rate	30.0%	38.8%	2.0% to 9.6%
Weighted average constant prepayment rate	30.0%	38.8%	8.1%
Anticipated net credit losses	NM	0.4%	57.2% to 90.0%
Weighted average anticipated net credit losses	NM	0.4%	63.2%
Weighted average life	3.7 years	3.3 to 4.7 years	0.0 to 8.1 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
NM	Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.
	U.S. agency-sponsored	Non-agency-sponsored mortgages	(1)
In millions of dollars at December 31, 2012	mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$618	$39	$16
Discount rates
Adverse change of 10%	$(22)	$—	$(1)
Adverse change of 20%	(42)	(1)	(2)
Constant prepayment rate
Adverse change of 10%	(57)	(3)	—
Adverse change of 20%	(109)	(7)	(1)
Anticipated net credit losses
Adverse change of 10%	(32)	(9)	(2)
Adverse change of 20%	(64)	(19)	(4)

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

Mortgage Servicing Rights
In connection with the securitization of mortgage loans, the Company’s U.S. Consumer mortgage business generally retains the servicing rights, which entitle the Company to a future stream of cash flows based on the outstanding principal balances of the loans and the contractual servicing fee. Failure to service the loans in accordance with contractual requirements may lead to a termination of the servicing rights and the loss of future servicing fees.
     The fair value of capitalized mortgage servicing rights (MSRs) was $1.9 billion and $2.6 billion at December 31, 2012 and 2011, respectively. The MSRs correspond to principal loan balances of $325 billion and $401 billion as of December 31, 2012 and 2011, respectively. The following table summarizes the changes in capitalized MSRs for the years ended December 31, 2012 and 2011:

In millions of dollars	2012	2011
Balance, beginning of year	$2,569	$4,554
Originations	423	611
Changes in fair value of MSRs due to changes in inputs and assumptions	(198)	(1,210)
Other changes (1)	(852)	(1,174)
Sale of MSRs	—	(212)
Balance, end of year	$1,942	$2,569

(1)	Represents changes due to customer payments and passage of time.

     The fair value of the MSRs is primarily affected by changes in prepayments of mortgages that result from shifts in mortgage interest rates. In managing this risk, the Company economically hedges a significant portion of the value of its MSRs through the use of interest rate derivative contracts, forward purchase and sale commitments of mortgage-backed securities and purchased securities classified as Trading account assets.

     The Company receives fees during the course of servicing previously securitized mortgages. The amounts of these fees for the years ended December 31, 2012, 2011 and 2010 were as follows:

In millions of dollars	2012	2011	2010
Servicing fees	$990	$1,170	$1,356
Late fees	65	76	87
Ancillary fees	122	130	214
Total MSR fees	$1,177	$1,376	$1,657

     These fees are classified in the Consolidated Statement of Income as Other revenue.

Re-securitizations
The Company engages in re-securitization transactions in which debt securities are transferred to a VIE in exchange for new beneficial interests. During the year ended December 31, 2012, Citi transferred non-agency (private-label) securities with an original par value of approximately $1.5 billion to re-securitization entities. These securities are backed by either residential or commercial mortgages and are often structured on behalf of clients. As of December 31, 2012, the fair value of Citi-retained interests in private-label re-securitization transactions structured by Citi totaled approximately $380 million ($128 million of which relates to re-securitization transactions executed in 2012) and are recorded in Trading account assets. Of this amount, approximately $11 million and $369 million related to senior and subordinated beneficial interests, respectively. The original par value of private-label re-securitization transactions in which Citi holds a retained interest as of December 31, 2012 was approximately $7.1 billion.

     The Company also re-securitizes U.S. government-agency guaranteed mortgage-backed (agency) securities. During the 12 months ended December 31, 2012, Citi transferred agency securities with a fair value of approximately $30.3 billion to re-securitization entities. As of December 31, 2012, the fair value of Citi-retained interests in agency re-securitization transactions structured by Citi totaled approximately $1.7 billion ($1.1 billion of which related to re-securitization transactions executed in 2012) and is recorded in Trading account assets. The original fair value of agency re-securitization transactions in which Citi holds a retained interest as of December 31, 2012 was approximately $71.2 billion.
     As of December 31, 2012, the Company did not consolidate any private-label or agency re-securitization entities.

Citi-Administered Asset-Backed Commercial Paper Conduits
The Company is active in the asset-backed commercial paper conduit business as administrator of several multi-seller commercial paper conduits and also as a service provider to single-seller and other commercial paper conduits sponsored by third parties.
     Citi’s multi-seller commercial paper conduits are designed to provide the Company’s clients access to low-cost funding in the commercial paper markets. The conduits purchase assets from or provide financing facilities to clients and are funded by issuing commercial paper to third-party investors. The conduits generally do not purchase assets originated by the Company. The funding of the conduits is facilitated by the liquidity support and credit enhancements provided by the Company.
     As administrator to Citi’s conduits, the Company is generally responsible for selecting and structuring assets purchased or financed by the conduits, making decisions regarding the funding of the conduits, including determining the tenor and other features of the commercial paper issued, monitoring the quality and performance of the conduits’ assets, and facilitating the operations and cash flows of the conduits. In return, the Company earns structuring fees from customers for individual transactions and earns an administration fee from the conduit, which is equal to the income from the client program and liquidity fees of the conduit after payment of conduit expenses. This administration fee is fairly stable, since most risks and rewards of the underlying assets are passed back to the clients and, once the asset pricing is negotiated, most ongoing income, costs and fees are relatively stable as a percentage of the conduit’s size.
     The conduits administered by the Company do not generally invest in liquid securities that are formally rated by third parties. The assets are privately negotiated and structured transactions that are designed to be held by the conduit, rather than actively traded and sold. The yield earned by the conduit on each asset is generally tied to the rate on the commercial paper issued by the conduit, thus passing interest rate risk to the client. Each asset purchased by the conduit is structured with transaction-specific credit enhancement features provided by the third-party client seller, including over collateralization, cash and excess spread collateral accounts, direct recourse or third-party guarantees. These credit enhancements are sized with the objective of approximating a credit rating of A or above, based on the Company’s internal risk ratings.
     Substantially all of the funding of the conduits is in the form of short-term commercial paper, with a weighted average life generally ranging from 25 to 45 days. At the respective period ends December 31, 2012 and December 31, 2011, the weighted average lives of the commercial paper issued by consolidated and unconsolidated conduits were approximately 38 and 37 days, respectively.
     The primary credit enhancement provided to the conduit investors is in the form of transaction-specific credit enhancement described above. In addition, each consolidated conduit has obtained a letter of credit from the Company, which needs to be sized to at least 8–10% of the conduit’s assets with a floor of $200 million. The letters of credit provided by the Company to the consolidated conduits total approximately $2.1 billion. The net result across all multi-seller conduits administered by the Company is that, in the event defaulted assets exceed the transaction-specific credit enhancements described above, any losses in each conduit are allocated first to the Company and then the commercial paper investors.
     The Company also provides the conduits with two forms of liquidity agreements that are used to provide funding to the conduits in the event of a market disruption, among other events. Each asset of the conduits is supported by a transaction-specific liquidity facility in the form of an asset purchase agreement (APA). Under the APA, the Company has generally agreed to purchase non-defaulted eligible receivables from the conduit at par. The APA is not generally designed to provide credit support to the conduit, as it generally does not permit the purchase of defaulted or impaired assets. Any funding under the APA will likely subject the underlying borrower to the conduits to increased interest costs. In addition, the Company provides the conduits with program-wide liquidity in the form of short-term lending commitments. Under these commitments, the Company has agreed to lend to the conduits in the event of a short-term disruption in the commercial paper market, subject to specified conditions. The Company receives fees for providing both types of liquidity agreements and considers these fees to be on fair market terms.

     Finally, the Company is one of several named dealers in the commercial paper issued by the conduits and earns a market-based fee for providing such services. Along with third-party dealers, the Company makes a market in the commercial paper and may from time to time fund commercial paper pending sale to a third party. On specific dates with less liquidity in the market, the Company may hold in inventory commercial paper issued by conduits administered by the Company, as well as conduits administered by third parties. The amount of commercial paper issued by its administered conduits held in inventory fluctuates based on market conditions and activity. As of December 31, 2012, the Company owned $11.7 billion and $131 million of the commercial paper issued by its consolidated and unconsolidated administered conduits, respectively.
     With the exception of the government-guaranteed loan conduit described below, the asset-backed commercial paper conduits are consolidated by the Company. The Company determined that through its role as administrator it had the power to direct the activities that most significantly impacted the entities’ economic performance. These powers included its ability to structure and approve the assets purchased by the conduits, its ongoing surveillance and credit mitigation activities, and its liability management. In addition, as a result of all the Company’s involvement described above, it was concluded that the Company had an economic interest that could potentially be significant. However, the assets and liabilities of the conduits are separate and apart from those of Citigroup. No assets of any conduit are available to satisfy the creditors of Citigroup or any of its other subsidiaries.
     The Company administers one conduit that originates loans to third-party borrowers and those obligations are fully guaranteed primarily by AAA-rated government agencies that support export and development financing programs. The economic performance of this government-guaranteed loan conduit is most significantly impacted by the performance of its underlying assets. The guarantors must approve each loan held by the entity and the guarantors have the ability (through establishment of the servicing terms to direct default mitigation and to purchase defaulted loans) to manage the conduit’s loans that become delinquent to improve the economic performance of the conduit. Because the Company does not have the power to direct the activities of this government-guaranteed loan conduit that most significantly impact the economic performance of the entity, it was concluded that the Company should not consolidate the entity. The total notional exposure under the program-wide liquidity agreement for the Company’s unconsolidated administered conduit as of December 31, 2012 is $0.6 billion. The program-wide liquidity agreement, along with each asset APA, is considered in the Company’s maximum exposure to loss to the unconsolidated administered conduit.
     As of December 31, 2012, this unconsolidated government-guaranteed loan conduit held assets and funding commitments of approximately $7.6 billion.

Third-Party Commercial Paper Conduits
The Company also provides liquidity facilities to single- and multi-seller conduits sponsored by third parties. These conduits are independently owned and managed and invest in a variety of asset classes, depending on the nature of the conduit. The facilities provided by the Company typically represent a small portion of the total liquidity facilities obtained by each conduit, and are collateralized by the assets of each conduit. The Company is not the party that has the power to direct the activities of these conduits that most significantly impact their economic performance and thus does not consolidate them. As of December 31, 2012, the Company had no involvement in third-party commercial paper conduits.

Collateralized Debt and Loan Obligations
A securitized collateralized debt obligation (CDO) is an SPE that purchases a pool of assets consisting of asset-backed securities and synthetic exposures through derivatives on asset-backed securities and issues multiple tranches of equity and notes to investors.
     A cash CDO, or arbitrage CDO, is a CDO designed to take advantage of the difference between the yield on a portfolio of selected assets, typically residential mortgage-backed securities, and the cost of funding the CDO through the sale of notes to investors. “Cash flow” CDOs are entities in which the CDO passes on cash flows from a pool of assets, while “market value” CDOs pay to investors the market value of the pool of assets owned by the CDO at maturity. In these transactions, all of the equity and notes issued by the CDO are funded, as the cash is needed to purchase the debt securities.
     A synthetic CDO is similar to a cash CDO, except that the CDO obtains exposure to all or a portion of the referenced assets synthetically through derivative instruments, such as credit default swaps. Because the CDO does not need to raise cash sufficient to purchase the entire referenced portfolio, a substantial portion of the senior tranches of risk is typically passed on to CDO investors in the form of unfunded liabilities or derivative instruments. The CDO writes credit protection on select referenced debt securities to the Company or third parties and the risk is then passed on to the CDO investors in the form of funded notes or purchased credit protection through derivative instruments. Any cash raised from investors is invested in a portfolio of collateral securities or investment contracts. The collateral is then used to support the obligations of the CDO on the credit default swaps written to counterparties.

     A securitized collateralized loan obligation (CLO) is substantially similar to the CDO transactions described above, except that the assets owned by the SPE (either cash instruments or synthetic exposures through derivative instruments) are corporate loans and to a lesser extent corporate bonds, rather than asset-backed debt securities.
     A third-party asset manager is typically retained by the CDO/CLO to select the pool of assets and manage those assets over the term of the SPE. The Company is the manager for a limited number of CLO transactions.
     The Company earns fees for warehousing assets prior to the creation of a “cash flow” or “market value” CDO/CLO, structuring CDOs/CLOs and placing debt securities with investors. In addition, the Company has retained interests in many of the CDOs/CLOs it has structured and makes a market in the issued notes.
     The Company’s continuing involvement in synthetic CDOs/CLOs generally includes purchasing credit protection through credit default swaps with the CDO/CLO, owning a portion of the capital structure of the CDO/CLO in the form of both unfunded derivative positions (primarily super-senior exposures discussed below) and funded notes, entering into interest-rate swap and total-return swap transactions with the CDO/CLO, lending to the CDO/CLO, and making a market in the funded notes.
     Where a CDO/CLO entity issues preferred shares (or subordinated notes that are the equivalent form), the preferred shares generally represent an insufficient amount of equity (less than 10%) and create the presumption that preferred shares are insufficient to finance the entity’s activities without subordinated financial support. In addition, although the preferred shareholders generally have full exposure to expected losses on the collateral and uncapped potential to receive expected residual returns, they generally do not have the ability to make decisions about the entity that have a significant effect on the entity’s financial results because of their limited role in making day-to-day decisions and their limited ability to remove the asset manager. Because one or both of the above conditions will generally be met, the Company has concluded that, even where a CDO/CLO entity issued preferred shares, the entity should be classified as a VIE.
     In general, the asset manager, through its ability to purchase and sell assets or—where the reinvestment period of a CDO/CLO has expired—the ability to sell assets, will have the power to direct the activities of the entity that most significantly impact the economic performance of the CDO/CLO. However, where a CDO/CLO has experienced an event of default or an optional redemption period has gone into effect, the activities of the asset manager may be curtailed and/or certain additional rights will generally be provided to the investors in a CDO/CLO entity, including the right to direct the liquidation of the CDO/CLO entity.

     The Company has retained significant portions of the “super-senior” positions issued by certain CDOs. These positions are referred to as “super-senior” because they represent the most senior positions in the CDO and, at the time of structuring, were senior to tranches rated AAA by independent rating agencies.
     The Company does not generally have the power to direct the activities of the entity that most significantly impact the economic performance of the CDOs/CLOs as this power is generally held by a third-party asset manager of the CDO/CLO. As such, those CDOs/CLOs are not consolidated. The Company may consolidate the CDO/CLO when: (i) the Company is the asset manager and no other single investor has the unilateral ability to remove the Company or unilaterally cause the liquidation of the CDO/CLO, or the Company is not the asset manager but has a unilateral right to remove the third-party asset manager or unilaterally liquidate the CDO/CLO and receive the underlying assets, and (ii) the Company has economic exposure to the entity that could be potentially significant to the entity.
     The Company continues to monitor its involvement in unconsolidated CDOs/CLOs to assess future consolidation risk. For example, if the Company were to acquire additional interests in these entities and obtain the right, due to an event of default trigger being met, to unilaterally liquidate or direct the activities of a CDO/CLO, the Company may be required to consolidate the asset entity. For cash CDOs/CLOs, the net result of such consolidation would be to gross up the Company’s balance sheet by the current fair value of the securities held by third parties and assets held by the CDO/CLO, which amounts are not considered material. For synthetic CDOs/CLOs, the net result of such consolidation may reduce the Company’s balance sheet, because intercompany derivative receivables and payables would be eliminated in consolidation, and other assets held by the CDO/CLO and the securities held by third parties would be recognized at their current fair values.

Key Assumptions and Retained Interests—Citi Holdings
The key assumptions, used for the securitization of CDOs and CLOs during the year ended December 31, 2012, in measuring the fair value of retained interests were as follows:

	CDOs	CLOs
Discount rate	46.9% to 51.6%	1.9% to 2.1%

     The effect of an adverse change of 10% and 20% in the discount rates used to determine the fair value of retained interests at December 31, 2012 is set forth in the table below:

In millions of dollars	CDOs	CLOs
Carrying value of retained interests	$16	$428
Discount rates
Adverse change of 10%	$(2)	$(2)
Adverse change of 20%	(3)	(4)

Asset-Based Financing
The Company provides loans and other forms of financing to VIEs that hold assets. Those loans are subject to the same credit approvals as all other loans originated or purchased by the Company. Financings in the form of debt securities or derivatives are, in most circumstances, reported in Trading account assets and accounted for at fair value through earnings. The Company generally does not have the power to direct the activities that most significantly impact these VIEs’ economic performance and thus it does not consolidate them.

Asset-Based Financing—Citicorp
The primary types of Citicorp’s asset-based financings, total assets of the unconsolidated VIEs with significant involvement and the Company’s maximum exposure to loss at December 31, 2012, are shown below. For the Company to realize that maximum loss, the VIE (borrower) would have to default with no recovery from the assets held by the VIE.

	Total	Maximum
	unconsolidated	exposure to
In billions of dollars	VIE assets	unconsolidated VIEs
Type
Commercial and other real estate	$16.1	$3.1
Corporate loans	2.0	1.6
Hedge funds and equities	0.6	0.4
Airplanes, ships and other assets	21.5	12.0
Total	$40.2	$17.1

     The following table summarizes selected cash flow information related to asset-based financings for the years ended December 31, 2012, 2011 and 2010:

In billions of dollars	2012	2011	2010
Cash flows received on retained
interests and other net cash flows	$0.3	$—	$—

     The effect of an adverse change of 10% and 20% in the discount rates used to determine the fair value of retained interests at December 31, 2012 is set forth in the table below:

Asset-based
In millions of dollars	Financing
Carrying value of retained interests	$1,726
Value of underlying portfolio
Adverse change of 10%	$(22)
Adverse change of 20%	(44)

Asset-Based Financing—Citi Holdings
The primary types of Citi Holdings’ asset-based financings, total assets of the unconsolidated VIEs with significant involvement and the Company’s maximum exposure to loss at December 31, 2012, are shown below. For the Company to realize that maximum loss, the VIE (borrower) would have to default with no recovery from the assets held by the VIE.

	Total	Maximum
	unconsolidated	exposure to
In billions of dollars	VIE assets	unconsolidated VIEs
Type
Commercial and other real estate	$0.9	$0.3
Corporate loans	0.4	0.3
Airplanes, ships and other assets	2.9	0.6
Total	$4.2	$1.2

     The following table summarizes selected cash flow information related to asset-based financings for the years ended December 31, 2012, 2011 and 2010:

In billions of dollars	2012	2011	2010
Cash flows received on retained
interests and other net cash flows	$1.7	$1.4	$2.8

     The effect of an adverse change of 10% and 20% in the discount rates used to determine the fair value of retained interests at December 31, 2012 is set forth in the table below:

Asset-based
In millions of dollars	Financing
Carrying value of retained interests	$339
Value of underlying portfolio
Adverse change of 10%	$—
Adverse change of 20%	—

Municipal Securities Tender Option Bond (TOB) Trusts
TOB trusts hold fixed- and floating-rate, taxable and tax-exempt securities issued by state and local governments and municipalities. The trusts are typically single-issuer trusts whose assets are purchased from the Company or from other investors in the municipal securities market. The TOB trusts fund the purchase of their assets by issuing long-term, putable floating rate certificates (Floaters) and residual certificates (Residuals). The trusts are referred to as TOB trusts because the Floater holders have the ability to tender their interests periodically back to the issuing trust, as described further below. The Floaters and Residuals evidence beneficial ownership interests in, and are collateralized by, the underlying assets of the trust. The Floaters are held by third-party investors, typically tax-exempt money market funds. The Residuals are typically held by the original owner of the municipal securities being financed.

     The Floaters and the Residuals have a tenor that is equal to or shorter than the tenor of the underlying municipal bonds. The Residuals entitle their holders to the residual cash flows from the issuing trust, the interest income generated by the underlying municipal securities net of interest paid on the Floaters, and trust expenses. The Residuals are rated based on the long-term rating of the underlying municipal bond. The Floaters bear variable interest rates that are reset periodically to a new market rate based on a spread to a high grade, short-term, tax-exempt index. The Floaters have a long-term rating based on the long-term rating of the underlying municipal bond and a short-term rating based on that of the liquidity provider to the trust.
     There are two kinds of TOB trusts: customer TOB trusts and non-customer TOB trusts. Customer TOB trusts are trusts through which customers finance their investments in municipal securities. The Residuals are held by customers and the Floaters by third-party investors, typically tax-exempt money market funds. Non-customer TOB trusts are trusts through which the Company finances its own investments in municipal securities. In such trusts, the Company holds the Residuals and third-party investors, typically tax-exempt money market funds, hold the Floaters.
     The Company serves as remarketing agent to the trusts, placing the Floaters with third-party investors at inception, facilitating the periodic reset of the variable rate of interest on the Floaters and remarketing any tendered Floaters. If Floaters are tendered and the Company (in its role as remarketing agent) is unable to find a new investor within a specified period of time, it can declare a failed remarketing, in which case the trust is unwound. The Company may, but is not obligated to, buy the Floaters into its own inventory. The level of the Company’s inventory of Floaters fluctuates over time. As of December 31, 2012, the Company held $203 million of Floaters related to both customer and non-customer TOB trusts.
     For certain non-customer trusts, the Company also provides credit enhancement. Approximately $184 million of the municipal bonds owned by TOB trusts have a credit guarantee provided by the Company.
     The Company provides liquidity to many of the outstanding trusts. If a trust is unwound early due to an event other than a credit event on the underlying municipal bond, the underlying municipal bonds are sold in the market. If there is a shortfall in the trust’s cash flows between the redemption price of the tendered Floaters and the proceeds from the sale of the underlying municipal bonds, the trust draws on a liquidity agreement in an amount equal to the shortfall. For customer TOBs where the Residual is less than 25% of the trust’s capital structure, the Company has a reimbursement agreement with the Residual holder under which the Residual holder reimburses the Company for any payment made under the liquidity arrangement. Through this reimbursement agreement, the Residual holder remains economically exposed to fluctuations in value of the underlying municipal bonds. These reimbursement agreements are generally subject to daily margining based on changes in value of the underlying municipal bond. In cases where a third party provides liquidity to a non-customer TOB trust, a similar reimbursement arrangement is made whereby the Company (or a consolidated subsidiary of the Company) as Residual holder absorbs any losses incurred by the liquidity provider.
     As of December 31, 2012, liquidity agreements provided with respect to customer TOB trusts totaled $4.9 billion, of which $3.6 billion was offset by reimbursement agreements. The remaining exposure related to TOB transactions, where the Residual owned by the customer was at least 25% of the bond value at the inception of the transaction and no reimbursement agreement was executed. The Company also provides other liquidity agreements or letters of credit to customer-sponsored municipal investment funds, which are not variable interest entities, and municipality-related issuers that totaled $6.4 billion as of December 31, 2012. These liquidity agreements and letters of credit are offset by reimbursement agreements with various term-out provisions.
     The Company considers the customer and non-customer TOB trusts to be VIEs. Customer TOB trusts are not consolidated by the Company. The Company has concluded that the power to direct the activities that most significantly impact the economic performance of the customer TOB trusts is primarily held by the customer Residual holder, who may unilaterally cause the sale of the trust’s bonds.
     Non-customer TOB trusts generally are consolidated. Similar to customer TOB trusts, the Company has concluded that the power over the non-customer TOB trusts is primarily held by the Residual holder, which may unilaterally cause the sale of the trust’s bonds. Because the Company holds the Residual interest, and thus has the power to direct the activities that most significantly impact the trust’s economic performance, it consolidates the non-customer TOB trusts.

Municipal Investments
Municipal investment transactions include debt and equity interests in partnerships that finance the construction and rehabilitation of low-income housing, facilitate lending in new or underserved markets, or finance the construction or operation of renewable municipal energy facilities. The Company generally invests in these partnerships as a limited partner and earns a return primarily through the receipt of tax credits and grants earned from the investments made by the partnership. The Company may also provide construction loans or permanent loans to the development or continuation of real estate properties held by partnerships. These entities are generally considered VIEs. The power to direct the activities of these entities is typically held by the general partner. Accordingly, these entities are not consolidated by the Company.

Client Intermediation
Client intermediation transactions represent a range of transactions designed to provide investors with specified returns based on the returns of an underlying security, referenced asset or index. These transactions include credit-linked notes and equity-linked notes. In these transactions, the VIE typically obtains exposure to the underlying security, referenced asset or index through a derivative instrument, such as a total-return swap or a credit-default swap. In turn the VIE issues notes to investors that pay a return based on the specified underlying security, referenced asset or index. The VIE invests the proceeds in a financial asset or a guaranteed insurance contract that serves as collateral for the derivative contract over the term of the transaction. The Company’s involvement in these transactions includes being the counterparty to the VIE’s derivative instruments and investing in a portion of the notes issued by the VIE. In certain transactions, the investor’s maximum risk of loss is limited and the Company absorbs risk of loss above a specified level. The Company does not have the power to direct the activities of the VIEs that most significantly impact their economic performance and thus it does not consolidate them.
     The Company’s maximum risk of loss in these transactions is defined as the amount invested in notes issued by the VIE and the notional amount of any risk of loss absorbed by the Company through a separate instrument issued by the VIE. The derivative instrument held by the Company may generate a receivable from the VIE (for example, where the Company purchases credit protection from the VIE in connection with the VIE’s issuance of a credit-linked note), which is collateralized by the assets owned by the VIE. These derivative instruments are not considered variable interests and any associated receivables are not included in the calculation of maximum exposure to the VIE.

Investment Funds
The Company is the investment manager for certain investment funds that invest in various asset classes including private equity, hedge funds, real estate, fixed income and infrastructure. The Company earns a management fee, which is a percentage of capital under management, and may earn performance fees. In addition, for some of these funds the Company has an ownership interest in the investment funds. The Company has also established a number of investment funds as opportunities for qualified employees to invest in private equity investments. The Company acts as investment manager to these funds and may provide employees with financing on both recourse and non-recourse bases for a portion of the employees’ investment commitments.
     The Company has determined that a majority of the investment entities managed by Citigroup are provided a deferral from the requirements of SFAS 167, Amendments to FASB Interpretation No. 46(R), because they meet the criteria in Accounting Standards Update No. 2010-10, Consolidation (Topic 810), Amendments for Certain Investment Funds (ASU 2010-10). These entities continue to be evaluated under the requirements of ASC 810-10, prior to the implementation of SFAS 167 (FIN 46(R), Consolidation of Variable Interest Entities), which required that a VIE be consolidated by the party with a variable interest that will absorb a majority of the entity’s expected losses or residual returns, or both.

Trust Preferred Securities
The Company has raised financing through the issuance of trust preferred securities. In these transactions, the Company forms a statutory business trust and owns all of the voting equity shares of the trust. The trust issues preferred equity securities to third-party investors and invests the gross proceeds in junior subordinated deferrable interest debentures issued by the Company. The trusts have no assets, operations, revenues or cash flows other than those related to the issuance, administration and repayment of the preferred equity securities held by third-party investors. Obligations of the trusts are fully and unconditionally guaranteed by the Company.
     Because the sole asset of each of the trusts is a receivable from the Company and the proceeds to the Company from the receivable exceed the Company’s investment in the VIE’s equity shares, the Company is not permitted to consolidate the trusts, even though it owns all of the voting equity shares of the trust, has fully guaranteed the trusts’ obligations, and has the right to redeem the preferred securities in certain circumstances. The Company recognizes the subordinated debentures on its Consolidated Balance Sheet as long-term liabilities. For additional information, see Note 19 to the Consolidated Financial Statements.